AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2023
	Shares	Value
Common Stocks - 98.9%
Communication Services - 1.9%
Telkom Indonesia Persero Tbk PT (Indonesia)	43,065,000	$11,520,861
Consumer Discretionary - 10.1%
BYD Co., Ltd., Class H (China)	506,000	16,224,718
KB Home (United States)	204,583	10,578,987
LKQ Corp. (United States)	235,932	13,747,758
Shimano, Inc. (Japan)	38,000	6,361,479
TopBuild Corp. (United States)*	55,574	14,783,795

Total Consumer Discretionary		61,696,737
Consumer Staples - 5.8%
Kerry Group PLC, Class A (Ireland)	100,473	9,806,474
McCormick & Co., Inc., Non-Voting Shares (United States)	157,140	13,707,322
Sprouts Farmers Market, Inc. (United States)*	328,980	12,083,435

Total Consumer Staples		35,597,231
Financials - 13.7%
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)[1]	1,017,479	18,538,468
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)[1]	372,500	9,312,500
HDFC Bank, Ltd., ADR (India)	160,149	11,162,385
Macquarie Group, Ltd. (Australia)	86,112	10,246,282
ORIX Corp. (Japan)	846,750	15,441,501
PayPal Holdings, Inc. (United States)*	177,175	11,822,888
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,142,000	7,293,860

Total Financials		83,817,884
Health Care - 13.7%
Biogen, Inc. (United States)*	32,649	9,300,068
BioNTech SE, ADR (Germany)*,1	44,705	4,825,011
China Traditional Chinese Medicine Holdings Co., Ltd. (Hong Kong)	10,741,000	5,015,787
CSL, Ltd. (Australia)	37,502	6,944,575
Edwards Lifesciences Corp. (United States)*	107,698	10,159,152
Gilead Sciences, Inc. (United States)	158,336	12,202,955
Hologic, Inc. (United States)*	90,563	7,332,886
Hoya Corp. (Japan)	76,200	9,118,569
Regeneron Pharmaceuticals, Inc. (United States)*	14,185	10,192,490
Sonova Holding AG (Switzerland)	32,845	8,764,275

Total Health Care		83,855,768
Industrials - 21.9%
The AZEK Co., Inc. (United States)*	407,700	12,349,233
Carrier Global Corp. (United States)[1]	300,237	14,924,781
	Shares	Value

Daikin Industries, Ltd. (Japan)	46,413	$9,510,269
Industrie De Nora S.P.A. (Italy)[1]	384,992	8,092,516
Kurita Water Industries, Ltd. (Japan)	300,500	11,536,912
Rexel, S.A. (France)	256,635	6,342,459
Schneider Electric SE (France)	100,674	18,290,122
Spirax-Sarco Engineering PLC (United Kingdom)	68,025	8,965,981
TOMRA Systems A.S.A. (Norway)[1]	409,410	6,586,384
Vestas Wind Systems A/S (Denmark)*	308,565	8,203,919
Westinghouse Air Brake Technologies Corp. (United States)	114,567	12,564,563
Xylem, Inc. (United States)	146,480	16,496,577

Total Industrials		133,863,716
Information Technology - 18.1%
Adobe, Inc. (United States)*	32,656	15,968,457
Applied Materials, Inc. (United States)	85,631	12,377,105
Ciena Corp. (United States)*	122,480	5,204,175
Enphase Energy, Inc. (United States)*	75,903	12,712,234
First Solar, Inc. (United States)*	42,408	8,061,337
Infineon Technologies AG (Germany)	328,365	13,522,810
Intuit, Inc. (United States)	39,662	18,172,732
Keyence Corp. (Japan)	20,400	9,693,197
salesforce.com, Inc. (United States)*	68,948	14,565,955

Total Information Technology		110,278,002
Materials - 8.6%
Borregaard A.S.A. (Norway)	680,886	10,089,548
Croda International PLC (United Kingdom)	84,089	6,011,065
DSM-Firmenich AG (Switzerland)*	90,252	9,712,392
Ecolab, Inc. (United States)	61,515	11,484,235
Novozymes A/S, Class B (Denmark)	116,078	5,416,095
Sociedad Quimica y Minera de Chile, S.A., ADR (Chile)[1]	138,725	10,074,210

Total Materials		52,787,545
Real Estate - 1.8%
Weyerhaeuser Co., REIT (United States)	323,682	10,846,584
Utilities - 3.3%
American Water Works Co., Inc. (United States)	72,103	10,292,703
Orsted A.S. (Denmark)[2]	102,013	9,671,070

Total Utilities		19,963,773

Total Common Stocks (Cost $616,771,442)		604,228,101

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 1.9%
Joint Repurchase Agreements - 1.2%[3]
Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,750,312 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $1,784,565)	$1,749,574	$1,749,574
Citigroup Global Markets, Inc., dated 06/30/23, due 07/03/23, 5.070% total to be received $1,750,313 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/24 - 08/20/67, totaling $1,784,566)	1,749,574	1,749,574
Daiwa Capital Markets America, dated 06/30/23, due 07/03/23, 5.070% total to be received $1,749,311 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/27/23 - 07/01/53, totaling $1,783,543)	1,748,572	1,748,572
RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,750,312 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,784,565)	1,749,574	1,749,574

Total Joint Repurchase Agreements		6,997,294

	Shares	Value
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.00%[4]	1,747,232	$1,747,232
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.07%[4]	2,620,848	2,620,848

Total Other Investment Companies		4,368,080

Total Short-Term Investments (Cost $11,365,374)		11,365,374
Total Investments - 100.8% (Cost $628,136,816)		615,593,475
Other Assets, less Liabilities - (0.8)%		(4,924,058)
Net Assets - 100.0%		$610,669,417

*	Non-income producing security.
[1]	Some of these securities, amounting to $17,743,779 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of this security amounted to $9,671,070 or 1.6% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$56,335,154	$77,528,562	—	$133,863,716
Information Technology	87,061,995	23,216,007	—	110,278,002
Health Care	54,012,562	29,843,206	—	83,855,768
Financials	50,836,241	32,981,643	—	83,817,884
Consumer Discretionary	39,110,540	22,586,197	—	61,696,737
Materials	31,270,837	21,516,708	—	52,787,545
Consumer Staples	25,790,757	9,806,474	—	35,597,231
Utilities	10,292,703	9,671,070	—	19,963,773
Communication Services	—	11,520,861	—	11,520,861
Real Estate	10,846,584	—	—	10,846,584
Short-Term Investments
Joint Repurchase Agreements	—	6,997,294	—	6,997,294
Other Investment Companies	4,368,080	—	—	4,368,080
Total Investments in Securities	$369,925,453	$245,668,022	—	$615,593,475

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:
Country	% of Long-Term Investments
Australia	2.8
Chile	1.7
China	3.9
Denmark	3.9
France	4.1
Germany	3.0
Hong Kong	0.8
India	1.8
Indonesia	5.0
Country	% of Long-Term Investments
Ireland	1.6
Italy	1.3
Japan	10.2
Norway	2.8
Switzerland	3.1
United Kingdom	2.5
United States	51.5
100.0

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$17,743,779	$6,997,294	$11,415,365	$18,412,659
The following table summarizes the securities received as collateral for securities lending at June 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.980%	01/31/24-08/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.